Pay vs Performance Disclosure - USD ($)	12 Months Ended					24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (CAP), as defined under Item 402(v), and certain financial performance measures of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation –Compensation Discussion & Analysis.”

Pay Versus Performance Table

	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)	Gross Bookings (millions)(5)
Year					Total Stockholder Return(4)	Peer Group Total Stockholder Return(4)
2024	$39,408,629	$74,251,272	$9,873,647	$11,581,188	$202.82	$299.72	$9,856	$162,773
2023	$24,248,209	$109,669,788	$10,391,600	$31,757,380	$207.03	$219.40	$1,887	$137,865
2022	$24,276,977	($8,946,037)	$9,583,840	($295,737)	$83.15	$139.00	($9,141)	$115,395
2021	$19,937,818	$4,212,154	$8,227,049	$3,380,603	$140.99	$193.58	($496)	$90,415
2020	$12,246,078	$45,037,091	$9,442,887	$16,013,106	$171.49	$143.89	($6,768)	$57,897

Company Selected Measure Name	Gross Bookings
Named Executive Officers, Footnote
(1)	Total compensation reported for Mr. Khosrowshahi for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Executive Compensation Tables – Summary Compensation Table.”

PEO Total Compensation Amount	$ 39,408,629	$ 24,248,209	$ 24,276,977	$ 19,937,818	$ 12,246,078
PEO Actually Paid Compensation Amount	$ 74,251,272	109,669,788	8,946,037	4,212,154	45,037,091
Adjustment To PEO Compensation, Footnote
	PEO ($)	Average Non-PEO NEO ($)
Reported Summary Compensation Table	$39,408,629	$9,873,647
Reported Grant Date Value of Equity Awards	($34,556,468)	($7,301,930)
Year-End Fair Value of Equity Awards Granted During the Year	$25,644,296	$5,105,157
Change in Fair Value as of Year-End for Unvested Equity Awards Granted in Prior Years	$3,610,668	$889,058
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	—	$658,024
Change in Fair Value as of Vest Date for Equity Awards Granted in Prior Years that Vested in the Year	$40,144,148	$2,357,233
Compensation Actually Paid	$74,251,272	$11,581,188

Non-PEO NEO Average Total Compensation Amount	$ 9,873,647	10,391,600	9,583,840	8,227,049	9,442,887
Non-PEO NEO Average Compensation Actually Paid Amount	$ 11,581,188	31,757,380	295,737	3,380,603	16,013,106
Adjustment to Non-PEO NEO Compensation Footnote
	PEO ($)	Average Non-PEO NEO ($)
Reported Summary Compensation Table	$39,408,629	$9,873,647
Reported Grant Date Value of Equity Awards	($34,556,468)	($7,301,930)
Year-End Fair Value of Equity Awards Granted During the Year	$25,644,296	$5,105,157
Change in Fair Value as of Year-End for Unvested Equity Awards Granted in Prior Years	$3,610,668	$889,058
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	—	$658,024
Change in Fair Value as of Vest Date for Equity Awards Granted in Prior Years that Vested in the Year	$40,144,148	$2,357,233
Compensation Actually Paid	$74,251,272	$11,581,188

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

CAP Versus TSR and Peer TSR

The graph below compares CAP, as computed in accordance with Item 402(v) of Regulation S-K, to Uber’s cumulative TSR and the TSR of its peer group, the S&P 500 IT, over the past five years.

Compensation Actually Paid vs. Net Income [Text Block]	CAP Versus Net Income The graph below compares CAP, as computed in accordance with Item 402(v) of Regulation S-K, to Uber’s reported Net Income in each respective year.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP Versus Gross Bookings The graph below compares CAP, as computed in accordance with Item 402(v) of Regulation S-K, to Uber’s reported Gross Bookings in each respective year.
Tabular List [Table Text Block]
Most Important Measures to Determine FY24 CAP
Gross Bookings Adjusted EBITDA TSR Adjusted EBITDA (less SBC) Safety

Total Shareholder Return Amount					171.49	$ 140.99	$ 83.15	$ 207.03	$ 202.82
Peer Group Total Shareholder Return Amount					143.89	$ 193.58	$ 139.00	$ 219.40	$ 299.72
Net Income (Loss) Attributable to Parent	$ 9,856,000,000	$ 1,887,000,000	$ 9,141,000,000	$ 496,000,000	$ 6,768,000,000
Company Selected Measure Amount	162,773,000,000	137,865,000,000	115,395,000,000	90,415,000,000	57,897,000,000
PEO Name	Khosrowshahi	Khosrowshahi	Khosrowshahi	Khosrowshahi	Khosrowshahi
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Gross Bookings
Non-GAAP Measure Description [Text Block]
(5)	We define Gross Bookings as the total dollar value, including any applicable taxes, tolls, and fees, of: Mobility rides; Delivery orders (in each case without any adjustment for consumer discounts and refunds); Driver and Merchant earnings; Driver incentives; and Freight revenue. Gross Bookings do not include tips earned by Drivers. Gross Bookings are an indication of the scale of our current platform, which ultimately impacts revenue. For further discussion on our Gross Bookings measure, please see the disclosure in the CD&A.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	TSR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA (less SBC)
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Safety
Reported Grant Date Value Of Equity Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 34,556,468
Reported Grant Date Value Of Equity Awards [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,301,930
Year End Fair Value Of Equity Awards Granted During The Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	25,644,296
Year End Fair Value Of Equity Awards Granted During The Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,105,157
Change In Fair Value As Of Year End For Unvested Equity Awards Granted In Prior Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,610,668
Change In Fair Value As Of Year End For Unvested Equity Awards Granted In Prior Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	889,058
Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	658,024
Change In Fair Value As Of Vest Date For Equity Awards Granted In Prior Years That Vested In The Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	40,144,148
Change In Fair Value As Of Vest Date For Equity Awards Granted In Prior Years That Vested In The Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,357,233